Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,432)	$ (28,016)	$ (191,800)	$ (114,900)	$ (330,860)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	84	84	336	336	784
Stock based compensation					200
Change in assets and liabilities:
Prepaid expenses	375	1,063	(3,188)	2,063	(750)
Accounts payable and accrued expenses	(22,991)	4,804	17,012	13,168	7,189
Due to shareholders			(5,000)		500
Net cash from operating activities	(40,964)	(22,065)	(182,640)	(99,333)	(322,937)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance			286,000		286,000
Proceeds from convertible advance - related party	300,000				300,000
Net cash from financing activities	300,000		286,000		586,000
NET CHANGE IN CASH	259,036	(22,065)	103,360	(99,333)	263,063
CASH, beginning of period	4,027	103,360	103,360	103,360
CASH, end of period	263,063	81,295	4,027	4,027	263,063
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Common stock issued for acquisition of Global Green International, Inc.			$ 6,831		$ 6,831